Eaton Vance
Total Return Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 18.7%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,084	$ 2,032,540
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.37%, 4/15/27(1)	1,450	1,325,584
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	5,213	4,781,624
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	816	749,761
Chase Auto Credit Linked Notes:
Series 2021-3, Class D, 1.009%, 2/26/29(1)	864	827,228
Series 2021-3, Class E, 2.102%, 2/26/29(1)	508	488,919
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,236	3,140,122
Cologix Canadian Issuer L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(2)	2,800	2,045,009
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,300	3,906,940
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,628,049
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)	4,030	3,911,094
Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,500	7,136,430
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	992	847,120
Driven Brands Funding, LLC, Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,208	3,003,643
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	2,475	2,378,636
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	3,502	3,386,758
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	3,040	2,894,242
Falcon Aerospace, Ltd.:
Series 2019-1, Class B, 4.791%, 9/15/39(1)	4,067	3,112,306
Series 2019-1, Class C, 6.656%, 9/15/39(1)	2,904	1,928,230
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	2,285	2,073,288
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,690	1,512,950
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	18	17,684
Hertz Vehicle Financing, LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	5,000	4,649,875
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	1,974	1,750,521
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	631	496,885
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	285	221,155
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,038	1,892,830
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	226	225,977
Security	Principal Amount (000's omitted)	Value
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	$289	$ 271,706
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,480	2,163,653
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	524	477,969
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	4,581	4,284,371
Octane Receivables Trust, Series 2022-1, Class A2, 4.18%, 3/20/28(1)	2,429	2,418,311
Oportun Issuance Trust, Series 2021-B, Class C, 3.65%, 5/8/31(1)	496	465,191
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,529	1,449,626
Series 2021-3, Class C, 3.27%, 5/15/29(1)	5,900	5,484,742
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,319	3,868,842
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,379	2,122,463
PMT Issuer Trust - FMSR, Series-2021-FT1, Class A, 4.624%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(4)	390	385,356
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 4.474%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(4)	775	770,541
Series 2018-GT2, Class A, 4.274%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(4)	445	439,106
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	662	572,366
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	774	649,774
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,783	3,540,913
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,842	3,646,386
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	3	2,511
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	1,135	1,092,201
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,672	1,536,820
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	946	906,906
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,139	1,822,205
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	2,461	2,258,046
Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30(1)	3,872	3,788,353
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	964	956,638
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	3,088	2,693,459
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,858	3,456,966

Eaton Vance
Total Return Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	$1,578	$ 1,261,866
Series 2020-A, Class C, 6.657%, 3/15/45(1)	649	427,246
Total Asset-Backed Securities (identified cost $128,614,348)		$116,579,933

Collateralized Mortgage Obligations — 4.1%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2021-2A, Class M1A, 2.126%, (30-day average SOFR + 1.20%), 6/25/31(1)(4)	$3,364	$ 3,314,727
Eagle Re, Ltd., Series 2021-2, Class M1B, 2.976%, (30-day average SOFR + 2.05%), 4/25/34(1)(4)	1,500	1,429,076
Federal Home Loan Mortgage Corp., Series 2019-HAQ2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(4)	599	590,875
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 3.574%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(4)	302	301,462
Series 2019-HQA3, Class B1, 4.624%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(4)	1,395	1,310,611
Series 2019-HQA4, Class B1, 4.574%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	975	932,363
Series 2020-HQA2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	1,878	1,752,893
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 5.974%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	1,390	1,390,525
Series 2019-R02, Class 1B1, 5.774%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	565	560,263
Series 2019-R02, Class 1M2, 3.924%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(4)	218	219,030
Series 2019-R03, Class 1B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	1,125	1,113,365
Series 2019-R06, Class 2B1, 5.374%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	5,851	5,549,309
Series 2019-R07, Class 1B1, 5.024%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	3,081	2,872,394
Series 2020-R02, Class 2B1, 4.624%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	1,612	1,445,837
Series 2021-R01, Class 1B2, 6.926%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	1,995	1,675,492
Series 2021-R02, Class 2B1, 4.226%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	584	503,034
Security	Principal Amount (000's omitted)	Value
Oaktown Re VI Ltd., Series 2021-1A, Class M1B, 2.976%, (30-day average SOFR + 2.05%), 10/25/33(1)(4)	$1,000	$ 969,242
Total Collateralized Mortgage Obligations (identified cost $27,451,552)		$ 25,930,498

Commercial Mortgage-Backed Securities — 15.2%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	$7,255	$ 6,085,231
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	7,215	5,959,493
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.493%, 2/15/50(1)(3)	3,500	2,792,386
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 2.424%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(4)	1,469	1,369,932
Series 2021-VOLT, Class D, 2.974%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	5,474	5,134,215
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(3)	1,500	1,197,005
Series 2016-C7, Class D, 4.541%, 12/10/54(1)(3)	1,725	1,373,245
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 3.824%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(4)	1,000	999,323
COMM Mortgage Trust:
Series 2013-CR11, Class D, 5.118%, 8/10/50(1)(3)	3,603	3,508,992
Series 2015-CR22, Class D, 4.071%, 3/10/48(1)(3)	2,324	2,106,370
CSMC Trust:
Series 2016-NXSR, Class D, 4.449%, 12/15/49(1)(3)	2,000	1,438,660
Series 2022-CNTR, Class A, 5.223%, (1 mo. SOFR + 3.944%), 1/15/24(1)(4)	3,745	3,462,696
Extended Stay America Trust, Series 2021-ESH, Class C, 3.025%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	3,157	3,060,599
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 3.324%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(4)	61	60,078
Series 2019-01, Class M10, 4.874%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(4)	3,045	2,838,479
Series 2020-01, Class M10, 5.374%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	3,245	2,928,050
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.702%, 9/15/47(1)(3)	1,980	1,454,263
Series 2014-C25, Class D, 4.086%, 11/15/47(1)(3)	3,575	2,621,182
Series 2015-C29, Class D, 3.684%, 5/15/48(3)	500	381,667
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 5.004%, 12/15/46(1)(3)	1,500	1,446,376
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	392,364

Eaton Vance
Total Return Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.903%, 5/15/49(3)(5)	$4,199	$ 3,885,278
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(5)	3,048	2,425,983
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(3)(5)	5,000	3,802,510
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(5)	7,150	4,060,089
Series 2019-BPR, Class B, 3.674%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(4)(5)	3,960	3,789,187
Series 2019-BPR, Class C, 4.624%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(4)(5)	1,540	1,451,929
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 3.524%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(4)	3,219	2,956,791
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.298%, 4/10/46(1)(3)	2,000	1,653,027
VMC Finance, LLC, Series 2021-HT1, Class B, 6.112%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	8,477	7,939,808
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,705,208
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,637,081
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	4,084,445
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	2,249,181
Total Commercial Mortgage-Backed Securities (identified cost $103,360,232)		$ 95,251,123

Convertible Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Semiconductors — 0.7%
ams-OSRAM AG, 0.875%, 9/28/22(6)	$4,400	$ 4,304,935
Total Convertible Bonds (identified cost $4,374,361)		$ 4,304,935

Corporate Bonds — 34.3%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 1.4%
Air Canada, 3.875%, 8/15/26(1)	$2,535	$ 2,149,540
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	3,202	2,953,205
5.75%, 4/20/29(1)	812	696,022
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense (continued)
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	$3,106	$ 2,936,389
		$ 8,735,156
Automotive & Auto Parts — 0.4%
Tupy Overseas S.A., 4.50%, 2/16/31(1)	$3,100	$ 2,378,537
		$ 2,378,537
Banks — 4.6%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	$3,531	$ 3,332,912
Banco de Chile, 2.99%, 12/9/31(1)	1,747	1,461,994
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(1)(7)(8)	745	675,648
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(6)(7)	2,600	2,236,000
BankUnited, Inc., 5.125%, 6/11/30	1,633	1,583,341
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(7)	2,270	1,926,027
BNP Paribas S.A., 4.625% to 2/25/31(1)(7)(8)	914	676,815
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(7)	1,518	1,274,223
Citigroup, Inc., 3.785% to 3/17/32, 3/17/33(7)	3,735	3,368,500
Credit Suisse Group AG, 9.75% to 6/23/27(1)(7)(8)	2,170	2,221,538
Macquarie Group, Ltd., 2.871% to 1/14/32, 1/14/33(1)(7)	3,071	2,508,223
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(7)	1,700	1,624,433
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	3,393	3,127,126
UBS Group AG, 4.375% to 2/10/31(1)(7)(8)	3,315	2,433,542
		$ 28,450,322
Biotechnology — 0.5%
Royalty Pharma PLC, 3.35%, 9/2/51	$4,781	$ 3,249,480
		$ 3,249,480
Building and Development — 0.4%
MDC Holdings, Inc., 2.50%, 1/15/31	$3,641	$ 2,691,072
		$ 2,691,072
Building Materials — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	$3,655	$ 3,102,090
		$ 3,102,090
Chemicals — 0.6%
Alpek SAB de CV:
3.25%, 2/25/31(1)	$1,600	$ 1,285,944

Eaton Vance
Total Return Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Alpek SAB de CV: (continued)
4.25%, 9/18/29(1)	$2,490	$ 2,242,892
		$ 3,528,836
Commercial Services — 1.1%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,785	$ 2,452,831
Block Financial, LLC, 3.875%, 8/15/30	2,825	2,543,482
Western Union Co. (The), 6.20%, 11/17/36	2,075	2,111,781
		$ 7,108,094
Computers — 0.4%
Seagate HDD Cayman, 5.75%, 12/1/34	$2,589	$ 2,282,985
		$ 2,282,985
Consumer Products — 0.3%
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	$614	$ 541,726
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	1,885	1,554,748
		$ 2,096,474
Consumer Services — 0.3%
Ferguson Finance PLC, 4.65%, 4/20/32(1)	$2,050	$ 1,935,490
		$ 1,935,490
Diversified Financial Services — 3.8%
Alpha Holding S.A. de CV, 9.00%, 2/10/25(1)(9)	$3,125	$ 203,125
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(1)(7)(8)	1,431	1,314,731
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	2,942	2,702,183
Brookfield Finance, Inc., 4.70%, 9/20/47	3,240	2,844,871
Cantor Fitzgerald, L.P., 4.50%, 4/14/27(1)	3,850	3,703,614
CI Financial Corp.:
3.20%, 12/17/30	3,912	3,062,848
4.10%, 6/15/51	969	629,358
Enact Holdings, Inc., 6.50%, 8/15/25(1)	2,470	2,334,125
OneMain Finance Corp., 5.375%, 11/15/29	2,696	2,189,786
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	2,900	2,181,220
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(7)	3,017	2,658,234
		$ 23,824,095
Electric Utilities — 1.3%
Calpine Corp., 3.75%, 3/1/31(1)	$2,900	$ 2,364,805
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Edison International, Series B, 5.00% to 12/15/26(7)(8)	$2,996	$ 2,391,198
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	3,890	3,311,013
		$ 8,067,016
Electrical and Electronic Equipment — 0.9%
Imola Merger Corp., 4.75%, 5/15/29(1)	$2,995	$ 2,515,770
Jabil, Inc., 3.00%, 1/15/31	3,969	3,337,338
		$ 5,853,108
Financial Services — 1.3%
Blackstone Private Credit Fund, 4.70%, 3/24/25(1)	$5,000	$ 4,808,039
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)	3,343	3,033,325
		$ 7,841,364
Foods — 1.5%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.:
3.75%, 12/1/31(1)	$2,758	$ 2,267,359
5.50%, 1/15/30(1)	3,015	2,858,007
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	4,000	3,933,836
		$ 9,059,202
Health Care — 0.7%
Centene Corp.:
2.50%, 3/1/31	$1,545	$ 1,231,179
3.375%, 2/15/30	990	842,406
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	2,587	2,186,481
		$ 4,260,066
Healthcare Products — 0.6%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	$3,888	$ 3,574,355
		$ 3,574,355
Insurance — 3.8%
American National Group, Inc., 6.144%, 6/13/32(1)	$3,300	$ 3,272,933
Athene Global Funding, 2.646%, 10/4/31(1)	5,300	4,236,916
Brown & Brown, Inc.:
2.375%, 3/15/31	342	271,077
4.20%, 3/17/32	438	399,220
GA Global Funding Trust, 2.90%, 1/6/32(1)	4,413	3,671,879
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)	3,769	3,012,318
Maple Grove Funding Trust I, 4.161%, 8/15/51(1)	2,740	2,138,965

Eaton Vance
Total Return Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Radian Group, Inc., 4.875%, 3/15/27	$3,433	$ 3,081,894
Stewart Information Services Corp., 3.60%, 11/15/31	4,244	3,525,127
		$ 23,610,329
Leisure Time — 0.3%
Brunswick Corp., 5.10%, 4/1/52	$2,791	$ 2,087,694
		$ 2,087,694
Machinery — 0.3%
Valmont Industries, Inc., 5.25%, 10/1/54	$2,184	$ 2,088,107
		$ 2,088,107
Mining — 0.1%
Freeport Indonesia PT, 4.763%, 4/14/27(1)	$580	$ 557,960
		$ 557,960
Oil and Gas — 1.7%
National Fuel Gas Co., 2.95%, 3/1/31	$4,065	$ 3,303,208
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	3,059	2,942,299
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	5,357	4,598,075
		$ 10,843,582
Pharmaceuticals — 0.4%
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	$3,028	$ 2,706,369
		$ 2,706,369
Pipelines — 0.5%
Midwest Connector Capital Co., LLC, 4.625%, 4/1/29(1)	$3,594	$ 3,393,428
		$ 3,393,428
Real Estate Investment Trusts (REITs) — 3.6%
American Assets Trust, L.P., 3.375%, 2/1/31	$3,290	$ 2,818,785
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,656	1,285,298
EPR Properties:
3.60%, 11/15/31	1,200	949,892
3.75%, 8/15/29	2,672	2,226,341
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	3,801	3,116,820
5.00%, 7/15/28(1)	503	446,436
Newmark Group, Inc., 6.125%, 11/15/23	5,219	5,208,521
Sabra Health Care, L.P., 3.20%, 12/1/31	2,741	2,178,338
Service Properties Trust, 4.75%, 10/1/26	2,410	1,759,529
Sun Communities Operating, L.P.:
2.70%, 7/15/31	789	636,721
Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Sun Communities Operating, L.P.: (continued)
4.20%, 4/15/32	$1,619	$ 1,474,017
Vornado Realty, L.P., 3.40%, 6/1/31	700	588,265
		$ 22,688,963
Retail — 0.9%
Bath & Body Works, Inc., 6.875%, 11/1/35	$2,845	$ 2,320,012
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,116	1,409,601
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,475	2,114,145
		$ 5,843,758
Technology — 0.3%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$1,787	$ 1,544,826
		$ 1,544,826
Telecommunications — 1.8%
AT&T, Inc.:
3.10%, 2/1/43	$2,000	$ 1,490,599
3.50%, 9/15/53	2,188	1,662,191
Nokia Oyj, 4.375%, 6/12/27	3,450	3,263,915
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,360	1,161,819
SES S.A., 5.30%, 4/4/43(1)	810	691,344
T-Mobile USA, Inc., 3.60%, 11/15/60	3,746	2,738,293
		$ 11,008,161
Total Corporate Bonds (identified cost $253,373,722)		$214,410,919

Preferred Stocks — 1.1%
Security	Shares	Value
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P.:
Series A, 5.75%	190,000	$ 3,245,200
Series A2, 6.375%	74,772	1,473,756
		$ 4,718,956
Telecommunications — 0.3%
United States Cellular Corp., 5.50%	108,000	$ 2,005,560
		$ 2,005,560
Total Preferred Stocks (identified cost $9,319,300)		$ 6,724,516

Eaton Vance
Total Return Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 0.9%(10)
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services — 0.2%
Select Medical Corporation, Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), 3/6/25	$1,425	$ 1,365,625
		$ 1,365,625
Specialty Retail — 0.7%
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$4,189	$ 3,949,861
		$ 3,949,861
Total Senior Floating-Rate Loans (identified cost $5,617,381)		$ 5,315,486

Sovereign Government Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
South Africa — 0.4%
Republic of South Africa, 5.875%, 4/20/32	$3,118	$ 2,669,382
Total Sovereign Government Bonds (identified cost $3,118,000)		$ 2,669,382

U.S. Government Agency Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.50%, 30-Year, TBA(11)	$3,500	$ 3,513,399
Pool #FM6803, 2.00%, 4/1/51	1,241	1,085,037
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $4,799,297)		$ 4,598,436

U.S. Treasury Obligations — 22.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
0.625%, 8/15/30	$12,624	$ 10,469,044
1.125%, 8/15/40	20,562	14,214,286
1.25%, 8/15/31	4,757	4,096,223
1.25%, 5/15/50	48,648	30,973,193
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.00%, 11/15/41	$1,817	$ 1,443,805
U.S. Treasury Notes:
1.125%, 2/29/28	1	899
1.375%, 11/15/31	3,542	3,072,685
1.875%, 2/28/27	4,402	4,178,891
1.875%, 2/15/32	5,400	4,892,906
2.625%, 5/31/27	7,100	6,966,598
2.75%, 4/30/27	38,300	37,786,840
2.875%, 4/30/29	4,580	4,527,044
2.875%, 5/15/32	3,800	3,757,844
2.875%, 5/15/49	5,000	4,664,258
3.25%, 5/15/42(12)	6,950	6,784,937
Total U.S. Treasury Obligations (identified cost $154,181,108)		$137,829,453

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(13)	8,796,134	$ 8,796,134
Total Short-Term Investments (identified cost $8,796,134)		$ 8,796,134
Total Investments — 99.6% (identified cost $703,005,435)		$622,410,815
Other Assets, Less Liabilities — 0.4%		$ 2,604,431
Net Assets — 100.0%		$625,015,246
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $350,097,654 or 56.0% of the Fund's net assets.
(2)	Principal Amount is denominated in Canadian dollars.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2022.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.

Eaton Vance
Total Return Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of these securities is $6,540,935 or 1.0% of the Fund's net assets.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Issuer is in default with respect to interest and/or principal payments.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(12)	When-issued security.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	87.0%	$541,398,058
Canada	1.7	10,731,626
United Kingdom	1.7	10,580,100
Cayman Islands	1.1	6,791,057
Mexico	1.0	6,333,636
Australia	0.9	5,841,135
Bermuda	0.9	5,713,045
Chile	0.8	4,773,007
Switzerland	0.8	4,655,080
Brazil	0.7	4,475,011
Austria	0.7	4,304,935
France	0.6	3,575,471
Finland	0.5	3,263,915
South Africa	0.4	2,669,382
Italy	0.4	2,658,234
Israel	0.4	2,236,000
Luxembourg	0.3	1,853,163
Indonesia	0.1	557,960
Total Investments	100.0%	$622,410,815

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,183,922	CAD	1,517,900	State Street Bank and Trust Company	8/31/22	$4,554	$ —
USD	999,021	CAD	1,281,101	State Street Bank and Trust Company	8/31/22	3,640	—
						$8,194	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra 10-Year Treasury Note	(1)	Short	9/21/22	$(127,375)	$(924)
					$(924)

Eaton Vance
Total Return Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.38.V2)	$3,168	5.00% (pays quarterly)(1)	5.78%	6/20/27	$(89,764)	$106,830	$17,066
Total	$3,168				$(89,764)	$106,830	$17,066
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $3,168,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar

At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Eaton Vance
Total Return Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund's investment in affiliated issuers and funds was $28,211,110, which represents 4.5% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.903%, 5/15/49	$4,420,922	$ —	$ —	$ —	$(535,644)	$3,885,278	$150,727	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	6,171,758	—	(3,378,281)	(37,253)	(351,812)	2,425,983	142,476	3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	4,156,243	—	—	—	(378,039)	3,802,510	151,655	5,000,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	4,135,435	—	—	—	(117,319)	4,060,089	219,579	7,150,000
Series 2019-BPR, Class B, 3.674%, (1 mo. USD LIBOR + 2.35%), 5/15/36	3,760,855	—	—	—	19,729	3,789,187	82,035	3,960,000
Series 2019-BPR, Class C, 4.624%, (1 mo. USD LIBOR + 3.30%), 5/15/36	1,388,682	—	—	—	63,247	1,451,929	39,651	1,540,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	28,815,045	200,699,266	(229,512,578)	(1,733)	—	—	7,904	—
Liquidity Fund, Institutional Class(1)	—	77,766,837	(68,970,703)	—	—	8,796,134	23,513	8,796,134
Total				$(38,986)	$(1,299,838)	$28,211,110	$817,540
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Total Return Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$116,579,933	$ —	$116,579,933
Collateralized Mortgage Obligations	—	25,930,498	—	25,930,498
Commercial Mortgage-Backed Securities	—	95,251,123	—	95,251,123
Convertible Bonds	—	4,304,935	—	4,304,935
Corporate Bonds	—	214,410,919	—	214,410,919
Preferred Stocks	6,724,516	—	—	6,724,516
Senior Floating-Rate Loans	—	5,315,486	—	5,315,486
Sovereign Government Bonds	—	2,669,382	—	2,669,382
U.S. Government Agency Mortgage-Backed Securities	—	4,598,436	—	4,598,436
U.S. Treasury Obligations	—	137,829,453	—	137,829,453
Short-Term Investments	8,796,134	—	—	8,796,134
Total Investments	$15,520,650	$606,890,165	$ —	$622,410,815
Forward Foreign Currency Exchange Contracts	$ —	$ 8,194	$ —	$ 8,194
Swap Contracts	—	(89,764)	—	(89,764)
Total	$15,520,650	$606,808,595	$ —	$622,329,245
Liability Description
Futures Contracts	$ (924)	$ —	$ —	$ (924)
Total	$ (924)	$ —	$ —	$ (924)
Investment Valuations – Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Credit Default Swaps – When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting

Eaton Vance
Total Return Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.